CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2022 ₪ / shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 ₪ / shares shares
Statement of Financial Position [Abstract]
Allowance for credit losses | $		$ 174
Ordinary shares, par value | ₪ / shares	₪ 0.05		₪ 0.05
Ordinary shares, shares authorized		90,000,000	90,000,000
Ordinary shares, shares issued		61,345,900	60,641,047
Ordinary shares, shares outstanding		44,306,891	45,871,957
Treasury stock, ordinary shares		17,039,009	14,769,090